Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Amortized Cost and Fair Values of Securities [Table Text Block]

The amortized cost and fair value of securities were as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$13,076	$36	$(20)	$13,092
States and political subdivisions	55,864	2,995	(73)	58,786
Corporate obligations	8,521	347	--	8,868
Mortgage-backed securities – government sponsored entities	63,397	1,041	(113)	64,325

Equity securities – financial services	292	27	--	319
	$141,150	$4,446	$(206)	$145,390
HELD TO MATURITY:
States and political subdivisions	$173	$4	$--	$177

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
AVAILABLE FOR SALE:
U.S. Government agencies	$13,268	$130	$--	$13,398
States and political subdivisions	54,106	2,640	--	56,746
Corporate obligations	8,733	130	(54)	8,809
Mortgage-backed securities – government sponsored entities	68,886	2,081	(2)	70,965

Equity securities – financial services	157	109	(3)	263
	$145,150	$5,090	$(59)	$150,181
HELD TO MATURITY:
States and political subdivisions	$171	$6	$--	$177

Investments' Gross Unrealized Losses and Fair Value [Table Text Block]

The following tables show the Company's investments' gross unrealized losses and fair value aggregated by length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
U.S. Government agencies	$7,056	$(20)	$--	$--	$7,056	$(20)
States and political subdivisions	5,821	(73)	--	--	5,821	(73)
Mortgage-backed securities – government sponsored entities	17,199	(113)	--	--	17,199	(113)
	$30,076	$(206)	$--	$--	$30,076	$(206)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In Thousands)
Corporate obligations	$4,152	$(54)	$--	$--	$4,152	$(54)
Mortgage-backed securities – government sponsored entities	2,495	(2)	--	--	2,495	(2)
Equity securities – financial services	34	(2)	15	(1)	49	(3)
	$6,681	$(58)	$15	$(1)	$6,696	$(59)

Securities by Contractual Maturity [Table Text Block]

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Due in one year or less	$5,661	$5,764	$—	$—
Due after one year through five years	13,012	13,308	173	177
Due after five years through ten years	26,289	27,238	—	—
Due after ten years	32,499	34,436	—	—
	77,461	80,746	173	177
Mortgage-backed securities – government sponsored entities	63,397	64,325	—	—
	$140,858	$145,071	$173	$177